Earnings Per Common Share, Earnings Per Common Share Calculations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Earnings Per Common Share [Abstract]
Wells Fargo net income (loss)	$ 21,548	$ 3,377	[1]	$ 19,715	[1]
Less: Preferred stock dividends and other	1,292	1,591		1,612
Wells Fargo net income (loss) applicable to common stock (numerator)	$ 20,256	$ 1,786	[1]	$ 18,103	[1]
Earnings per common share
Average common shares outstanding (denominator) (in shares)	4,061.9	4,118.0	[1]	4,393.1	[1]
Per share (in dollars per share)	$ 4.99	$ 0.43	[1]	$ 4.12	[1]
Diluted earnings per common share
Average common shares outstanding (in shares)	4,061.9	4,118.0	[1]	4,393.1	[1]
Diluted average common shares outstanding (denominator) (in shares)	4,096.2	4,134.2	[1]	4,425.4	[1]
Per share (in dollars per share)	$ 4.95	$ 0.43	[1]	$ 4.09	[1]
Preferred stock, accretion of redemption discount or issuance costs	$ 87	$ 301		$ 220
Stock options [Member]
Diluted earnings per common share
Diluted average common shares outstanding, adjustment (in shares)	0.0	0.0		0.8
Restricted share rights [Member]
Diluted earnings per common share
Diluted average common shares outstanding, adjustment (in shares)	34.3	16.2		31.5

[1]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).